Segment information - Segment revenues - Additional information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of operating segments [line items]
Revenue	€ 42,238	€ 41,381	€ 40,859
Operating segments [member] | Fixed only broadband [member]
Disclosure of operating segments [line items]
Revenue	2,699	2,565	2,535
Operating segments [member] | Fixed only narrowband [member]
Disclosure of operating segments [line items]
Revenue	1,387	1,603	1,809
Operating segments [member] | Voice services [member]
Disclosure of operating segments [line items]
Revenue	1,289	1,385	1,452
Operating segments [member] | Data services [member]
Disclosure of operating segments [line items]
Revenue	2,674	2,612	2,700
Operating segments [member] | Enterprise, operating segment [member]
Disclosure of operating segments [line items]
Revenue	7,820	7,292	7,251
Operating segments [member] | Enterprise, operating segment [member] | FRANCE
Disclosure of operating segments [line items]
Revenue	5,233	5,207	5,235
Operating segments [member] | Enterprise, operating segment [member] | SPAIN
Disclosure of operating segments [line items]
Revenue	21	21	34
Operating segments [member] | Enterprise, operating segment [member] | Europe, excluding France and Spain [member]
Disclosure of operating segments [line items]
Revenue	1,077	665	654
Operating segments [member] | Enterprise, operating segment [member] | Countries other than Europe [member]
Disclosure of operating segments [line items]
Revenue	1,489	1,399	1,328
Operating segments [member] | International Carriers and Shared Services, operating segment [member]
Disclosure of operating segments [line items]
Revenue	1,498	1,534	1,651
Operating segments [member] | International Carriers and Shared Services, operating segment [member] | FRANCE
Disclosure of operating segments [line items]
Revenue	€ 1,374	€ 1,412	€ 1,530